              As Filed with the Securities and Exchange Commission
                               on April 24, 2003


                        Securities Act File No. 33-43446
                    Investment Company Act File No. 811-6444

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

                       Pre-Effective Amendment No.                  [ ]


                       Post-Effective Amendment No. 47              [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


                              Amendment No. 47                      [X]


                        (Check appropriate box or boxes)
                         Smith Barney Investment Trust)
              -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           125 Broad Street
          New York, New York                                      10004
        -----------------------                                 -----------
(Address of Principal Executive Offices)                        (Zip Code)


Registrant's Telephone Number, including Area Code:           (203) 890-7026

                            Christina T. Sydor, Esq.
                        Smith Barney Fund Management LLC
              -----------------------------------------------------

                            300 First Stamford Place
                               Stamford, CT 06902

                    (Name and Address of Agent for Services)
                                    Copy to:
                             Burton M. Leibert, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

[  ]  immediately upon filing pursuant to paragraph (b)

[X] on April 30, 2003 pursuant to paragraph (b)


[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] on (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[  ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  PROSPECTUS



                    ---------------------------------------

                                SMITH BARNEY(R)
                             S&P 500 INDEX SHARES

                    ---------------------------------------


      April 30, 2003




      The share class offered by this prospectus is a class of the Smith Barney(R) S&P 500 Index Fund (the"fund")

      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                              [LOGO] Smith Barney
                                     Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

--------------------------------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
--------------------------------------------------------------------------------

Smith Barney S&P 500 Index Shares

  Contents



        Indexing....................................................  2

        Investments, risks and performance..........................  3

        Management.................................................. 10

        Smith Barney Shares......................................... 12

        Buying shares............................................... 13

        Redeeming shares............................................ 14

        Other things to know about share transactions............... 16

        Dividends, distributions and taxes.......................... 18

        Share price................................................. 19

        Financial Highlights........................................ 20

        Appendix.................................................... 21


The fund is a separate series of the Smith Barney Investment Trust, a Massachusetts business trust.


                                                      Smith Barney Mutual Funds

  Indexing

The fund has a basic investment strategy. It is designed to track the performance of a stock index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the fund should own. Instead of trying to outperform the market or segment it tracks, the fund tries to provide investment results that match, as closely as possible, the performance of the index. And if the securities contained in the index are losing value or are downgraded by investment analysts, the fund will continue to purchase and hold those securities, even if the fund loses money as a result.

The fund may use replication or sampling techniques to track the performance of its index. Replication involves the fund holding each security in the Index in the same proportion as the security appears in the index. Sampling techniques involve investing in a smaller number of securities included in the Index that are selected to resemble the Index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield or other characteristics. The fund may also purchase and sell securities in anticipation of additions or deletions to the index.

The fund attempts to achieve, in rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the index. Of course, like other index funds, there is no guarantee that the fund will be able to achieve or maintain this level of correlation. And, like other mutual funds, the fund will have operating expenses that affect the fund's ability to track its index.

The fund may use derivatives to track the performance of its index. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indexes or rates. The fund might use derivatives to simulate full investment in the Index while maintaining sufficient liquidity to satisfy redemptions and operating expenses, to facilitate trading in the securities of companies that comprise the index, to reduce transaction costs or to seek higher investment returns when a contract is priced more attractively than the securities comprising the index.

Because the composition of the index tends to be comparatively stable, index funds historically have generally experienced lower portfolio turnover than actively managed funds.


Smith Barney S&P 500 Index Fund

  Investments, risks and performance

Smith Barney S&P 500 Index Shares ("Smith Barney Shares")
The fund's goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor's 500(R) Composite Stock Price Index (the "Index").

The Index
The Index is one of the most widely used benchmarks of U.S. equity performance. The Index consists of 500 stocks chosen for market capitalization, liquidity and industry group representation. The Index is market-value-weighted, so the larger of the 500 companies generally have a bigger impact on the performance of the Index. The Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies

Key investments Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, included in the Index. The fund generally is fully invested in stocks included in the Index. The fund will hold a broadly diversified portfolio of common stocks that is comparable to the S&P 500 Index in terms of economic sector weightings, market capitalization and liquidity. The fund also may enter into repurchase agreements, lend portfolio securities and use certain types of derivative instruments to help implement its goal.


Selection process The fund is managed as a "pure" index fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the investment performance of the Index as closely as possible by adjusting the fund's portfolio daily to reflect the companies included in the Index and their weightings. Like most index funds, the fund does not mirror the Index exactly because, unlike the Index, the fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the fund's expenses. The fund's returns are likely to be below those of the Index because of the fund's operating expenses.


                                                      Smith Barney Mutual Funds

Who may want to invest
The fund may be an appropriate investment if you:

..  Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks
..  Are seeking an investment which tracks the performance of the Index
..  Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
..  Are willing to accept the risks of the stock market

Principal Risks
As with any mutual fund, you may lose money if you invest in the fund. The fund's principal risks are:




Index Investing Risk The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of fund shares may affect the correlation between fund and Index performance.



Market Risk The fund is exposed to the risks of investing in common stocks. The fund may not perform as well as other investments if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.





Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:



.. To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.



Smith Barney S&P 500 Index Fund

.. As a substitute for buying or selling securities


.. As a cash flow management technique.



A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more secur-ities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings.



The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.



More on the Fund's Investments and Risks
Money Market Instruments The fund may temporarily invest in money market instruments. The fund invests in money market instruments pending investment of proceeds of the sale of shares of the fund or settlement of purchases of securities by the fund or to maintain liquidity to meet anticipated redemptions. The fund's investments in money market instruments will likely cause the fund's returns to differ from those of the Index.

Foreign Investments The fund may purchase common stocks and American Depository Receipts ("ADRs") of the foreign companies included in the Index. These securities are publicly traded on U.S. securities exchanges or over-the-counter markets. ADRs are U.S. dollar-denominated securities which represent an interest in an underlying foreign security. These common stocks and ADRs are subject to most of the special risks associated with foreign investing, including currency, political, legal, regulatory and operational risks.

Securities Lending If the fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The fund typically invests cash collateral received in short-term investments. The fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.



                                                      Smith Barney Mutual Funds

Performance Information


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance for each of the past 4 years and by showing how the fund's average annual returns compare with the returns of a broad-based securities market index. The bar chart and the information below show performance of the fund's Smith Barney Shares. Unlike the bar chart, the performance for Smith Barney Shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load), if any, applicable to the Smith Barney Shares, and redemption of shares at the end of the period and the reinvestment of distributions and dividends. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.



                     Total Return for Smith Barney Shares


                                     [CHART]

                         1999    2000    2001     2002
                        ------ ------- -------- --------
                        20.03% (9.39)% (12.37)% (22.47)%

                        Calendar years ended December 31

Quarterly returns:

Highest: 14.62% in 4th quarter 1999; Lowest: (17.38)% in 3rd quarter 2002



Smith Barney S&P 500 Index Fund

                         Average Annual Total Returns

                    Calendar Years Ended December 31, 2002



                                                         Since   Inception
                                               1 year  Inception   Date
     Smith Barney Shares*                                        01/05/98
     Return Before Taxes                      (22.47)%   (1.30)%
     Return After Taxes on Distributions/(1)/ (22.79)%   (1.64)%
     Return After Taxes on Distributions and
     Sale of Fund Shares/(1)/                 (13.80)%   (1.13)%
     S&P 500 Index/(2)/                       (22.09)%   (0.72)%        **





(1)After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are for Smith Barney Shares only. After-tax returns for the other class will vary.


(2)The S&P 500 Index is a market value-weighted index comprised of 500 widely held common stocks, but reflects no deduction for fees, expenses or taxes. An investor cannot invest directly in an index.


 *Prior to September 5, 2000 Smith Barney Shares were called Class A shares.


**Index performance began on January 5, 1998.



                                                      Smith Barney Mutual Funds

Fee table

This table sets forth the fees and expenses you may pay if you buy and hold Smith Barney Shares.


                               Shareholder fees


    fees paid directly from your investment
    Maximum sales charge (load) imposed on purchase
    (as a % of offering price)                                         None
    Maximum deferred sales charges (load)
    (as a % of the lower of net asset value at purchase or redemption) None
    Redemption fee                                                     None


              Annual operating expenses (% of average net assets)


                    expenses deducted from fund assets
                     Management fees                   0.25%
                     Service (12b-1) fees              0.20%
                     Other expenses                    0.17%
                                                       -----
                     Total annual operating expenses   0.62%
                     Expense reimbursement(1)          0.03%
                                                       -----
                     Net annual operating expenses     0.59%
                                                       =====

(1)Management has agreed to cap the Smith Barney Shares' net annual operating expenses at 0.59%. Management may not discontinue or modify this cap without the approval of the fund's trustees.

                       Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes that:

..  you invest $10,000 in the fund for the time periods indicated;
..  you reinvest all dividends;
..  you then sell all of your shares at the end of those periods;
.. your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the fund's future performance; and
.. the fund's operating expenses as shown in the table remain the same--the example reflects the cap on operating expenses.


Smith Barney S&P 500 Index Fund

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year 3 Years 5 Years 10 Years
              Smith Barney Shares  $60    $189    $329     $738

More About the Index
The bar chart below sets forth the annual total returns of the Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the fund's Index and does not represent the performance of the fund. Investors should not consider this performance data as an indication of future performance of the fund. The returns are not intended to predict or suggest the returns that might be experienced by the fund or an individual investing in the fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the fund for the periods shown below would have been lower because of the fund's operating expenses.

                                    [CHART]

 1993  1994   1995   1996   1997   1998   1999   2000     2001     2002
------ ----- ------ ------ ------ ------ ------ ------- -------  -------
10.06% 1.31% 37.53% 22.95% 33.35% 28.60% 21.03% (9.10)% (11.88)% (22.09)%

Calendar years ended December 31



Source: Barra (2002)



                                                      Smith Barney Mutual Funds

                                     [CHART]

                                        S&P 500 INDEX
                                        -------------
                             12/31/93      14,032
                             12/31/94      15,444
                             12/31/95      15,646
                             12/31/96      21,518
                             12/31/97      26,457
                             12/31/98      35,280
                             12/31/99      45,370
                             12/31/00      54,912
                             12/31/01      33,731
                             12/31/02      24,421


"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Smith Barney Fund Management LLC ("SBFM"). The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Smith Barney Shares.

For additional information, please see the Appendix or the Statement of Additional Information ("SAI").

  Management



Manager The fund's manager is The Travelers Investment Management Company ("TIMCO"), an affiliate of Citigroup Global Markets Inc. ("CGM"). TIMCO's address is 100 First Stamford Place, Stamford, Connecticut 06902-6732. CGM, TIMCO and SBFM, the fund's administrator, are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.


Management fees For its services, TIMCO received a fee during the fund's last fiscal year equal on an annual basis to 0.15%, of the fund's average daily net assets.


Administrator The fund's administrator is SBFM whose address is 399 Park Avenue, New York, New York 10022.



Smith Barney S&P 500 Index Fund

Administration fees For its services, SBFM receives a fee equal on an annual basis to 0.10% of the fund's average daily net assets. The administrator waived all of its fees during the fund's last fiscal year.

Distribution Arrangements

The fund offers two classes of shares, Citi Shares and Smith Barney Shares. These classes have different expense levels. Only Smith Barney Shares are offered in this prospectus. The fund does not charge any sales loads or deferred sales loads or other fees in connection with the purchase of Smith Barney Shares.


The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. SBFM or an affiliate may make similar payments under similar arrangements.

Distribution plans The fund has adopted a Rule 12b-1 service plan for its Smith Barney Shares. Under the plan, Smith Barney Shares pay a service fee for the sale of shares and for services provided to shareholders. The fee for Smith Barney Shares is an ongoing expense and, over time, may cost you more than other types of sales charges.


Transfer agent and shareholder servicing agent Citigroup Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, Boston Financial Data Services serves as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.



                                                      Smith Barney Mutual Funds

  Smith Barney Shares

You may purchase Smith Barney Shares which are sold at net asset value with no initial or deferred sales charge. Smith Barney Shares are subject to an ongoing service fee.

You may buy shares from:

..  A broker-dealer, financial intermediary, financial institution or the distributor's financial consultants (each called a "Service Agent")
.. The fund, but only if you are investing through certain qualified plans or certain Service Agents

Investment minimums The fund does not, but your Service Agent may, impose a minimum initial or subsequent investment requirement.


Smith Barney S&P 500 Index Fund

  Buying shares


       Through a You should contact your Service Agent to open a bro-Service Agent kerage account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 . Class of shares being bought
                 . Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account
                 maintenance fee.
-------------------------------------------------------------------------------
Through the Fund Certain investors who are clients of certain Service
                 Agents are eligible to buy shares directly from the fund.

                 . Write the fund at the following address:
                     Smith Barney Investment Trust
                     Smith Barney S&P 500 Index Fund
                     c/o Boston Financial Data Services
                     P.O. Box 9083
                     Boston, MA 02205-9083
                 . Enclose a check made payable to the fund to pay
                   for the shares. For initial purchases, complete and
                   send an account application.
                 . For more information, please call Smith Barney
                   Shareholder Services at 1-800-451-2010.
-------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the sub-systematic transfer agent to transfer funds automatically from (i) a investment plan regular bank account (ii) cash held in a brokerage ac-
                 count opened with a Service Agent or (iii) certain money market funds in order to buy shares on a regu-lar basis.

                 . If you do not have sufficient funds in your ac-
                   count on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.



                                                      Smith Barney Mutual Funds

  Redeeming shares

       Generally Contact your Service Agent to redeem shares of the fund.

                 The price of any redemption of fund shares will be the net asset value ("NAV") the next time it is calculated after your redemption request has been received in proper form by the fund.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
       -----------------------------------------------------------------
         By mail For accounts held directly at the fund, send written requests to the fund at the following address:

                     Smith Barney Investment Trust
                     Smith Barney S&P 500 Index Fund
                     Boston Financial Data Services
                     P.O. Box 9083
                     Boston, MA 02205-9083

                 Your written request must provide the following:

                 . The fund name and account number
                 . The class of shares and the dollar amount or
                   number of shares to be redeemed
                 . Signatures of each owner exactly as the account is
                   registered
       -----------------------------------------------------------------


Smith Barney S&P 500 Index Fund

    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone re-demptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests re-ceived after the close of regular trading on the Ex-change are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to
                 your address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your autho-
                 rization form. You must submit a new authorization
                 form to change the bank account designated to receive
                 wire or electronic transfers and you may be asked to
                 provide certain other documents. The sub-transfer
                 agent may charge a fee on a wire or an electronic
                 transfer (ACH).
--------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis without a redemption fee. To qualify you must own
                 shares of the fund with a value of at least $10,000
                 ($5,000 for retirement plan accounts) and each auto-
                 matic redemption must be at least $50.

                 The following conditions apply:
                 . Your shares must not be represented by certificates
                 . All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the
                 SAI.
--------------------------------------------------------------------------------


                                                      Smith Barney Mutual Funds

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

..  Name of the fund
..  Account number
..  Class of shares being bought, exchanged or redeemed
.. Dollar amount or number of shares being bought, exchanged or redeemed .. Signature of each owner exactly as the account is registered


The fund's sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information for your account, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

..  Are redeeming over $50,000
..  Are sending signed stock powers to the sub-transfer agent
..  Instruct the sub-transfer agent to mail the check to an address different from the one on your account
..  Changed your account registration
..  Want the check paid to someone other than the account owner(s)
.. Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

..  Suspend the offering of shares
..  Waive or change minimum and additional investment amounts
..  Reject any purchase or exchange order
..  Change, revoke or suspend the exchange privilege
..  Suspend telephone transactions


Smith Barney S&P 500 Index Fund

..  Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
.. Pay redemption proceeds by giving you securities. You may have to pay transaction costs to dispose of the securities.

Small account balances/Mandatory Redemptions If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemptions of shares in certain circumstances.

For more information, contact your Service Agent, the transfer agent or consult the SAI.


                                                      Smith Barney Mutual Funds

  Dividends, distributions and taxes


Dividends and Distributions The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.



Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following summarizes the tax status to you of certain transactions related to the fund.



Transaction                           Federal tax status
Redemption or exchange of shares      Usually capital gain or loss;
                                      long-term only if shares
                                      owned more than one year
Long-term capital gain distributions  Long-term capital gain
Short-term capital gain distributions Ordinary income
Dividends                             Ordinary income



Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.





After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.



Smith Barney S&P 500 Index Fund

  Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. See "Redeeming Shares" for additional information. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.




The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.



International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.


In order to buy or redeem shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.



                                                      Smith Barney Mutual Funds

  Financial highlights


The financial highlights tables are intended to help you understand the performance of Smith Barney Shares for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).






                                     2002/(1)/ 2001/(1)/ 2000(1)(2)  1999(3)  1999(4)  1998(5)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period $ 11.63   $ 13.38     $15.00   $14.24    $11.98  $10.00
-----------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income(6)               0.10      0.10       0.10     0.01      0.12    0.05
 Net realized and unrealized
  gain (loss)                          (2.71)    (1.75)     (1.51)    0.83      2.27    1.93
-----------------------------------------------------------------------------------------------
Total income (loss) from operations    (2.61)    (1.65)     (1.41)    0.84      2.39    1.98
-----------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                 (0.10)    (0.10)     (0.08)   (0.08)    (0.06)     --
 Net realized gains                       --        --      (0.13)      --     (0.07)     --
 Capital                                  --        --      (0.00)*     --        --      --
-----------------------------------------------------------------------------------------------
Total distributions                    (0.10)    (0.10)     (0.21)   (0.08)    (0.13)     --
-----------------------------------------------------------------------------------------------
Net asset value, end of year         $  8.92   $ 11.63     $13.38   $15.00    $14.24  $11.98
-----------------------------------------------------------------------------------------------
Total return                          (22.47)%  (12.37)%    (9.39)%   5.88%++  19.96%  19.80%++
-----------------------------------------------------------------------------------------------
Net assets, end of year (millions)   $   332   $   380     $  357   $  252    $  224  $   55
-----------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(6)(7)                         0.59%     0.59%      0.59%    0.60%+    0.59%   0.59%+
 Net investment income                  1.03      0.81       0.68     0.67+     0.83    1.05+
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                    2%        7%         4%       0%        6%      4%
-----------------------------------------------------------------------------------------------




(1)Per share amounts have been calculated using the monthly average shares method.


(2)On September 5, 2000, Class A shares were renamed Smith Barney Shares.


(3)For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the fund.


(4)For the year ended November 30, 1999.


(5)For the period from January 5, 1998 (inception date) to November 30, 1998.


(6)The administrator waived all or a portion of its fees for the years ended December 31, 2002, December 31, 2001 and December 31, 2000, the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator reimbursed expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees had not been waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratio would have been as follows:





                    Per Share Decreases to  Expense Ratios Without
                    Net Investment Income  Waiver and Reimbursement
            -------------------------------------------------------
            2002            $0.00*                   0.62%
            2001             0.00*                   0.60
            2000             0.00*                   0.59
            1999(3)          0.00*                   0.77+
            1999(4)          0.01                    0.68
            1998(5)          0.04                    1.42+


(7)As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.59%.


 *Amount represents less than $0.01 per share.


 ++Total amount is not annualized, as it may not be representative of the total return for the year.


 +Annualized.


Smith Barney S&P 500 Index Fund

  Appendix

S&P 500 Index Shares
The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to SBFM is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to SBFM or the fund. S&P has no obligation to take the needs of SBFM or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund's shares or the timing of the issuance or sale of the fund's shares or in the determination or calculation of the equation by which fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                      Smith Barney Mutual Funds

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Smith Barney Index Shares

Shareholder reports Annual and semi-annual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.



You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Citicorp Trust Bank, fsb at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.



Smith Barney is a registered service mark of Citigroup Global Markets Inc.


Citi is a service mark of Citicorp.

Smith Barney S&P 500 Index Shares (a class of Smith Barney S&P 500 Index Fund)

(SEC file no. 811-06444)

FD 01991 4/03

                                  PROSPECTUS



                    ---------------------------------------

                                   CITI/SM/
                             S&P 500 INDEX SHARES

                    ---------------------------------------


      April 30, 2003




      The share class offered by this prospectus is a class of the Smith Barney(R) S&P 500 Index Fund (the"fund")

      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

--------------------------------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
--------------------------------------------------------------------------------

Citi S&P 500 Index Shares


  Contents



          Indexing...............................................  2

          Investments, risks and performance.....................  3

          Management............................................. 10

          Citi Shares............................................ 12

          Buying shares.......................................... 13

          Redeeming shares....................................... 14

          Other things to know about share transactions.......... 16

          Dividends, distributions and taxes..................... 18

          Share price............................................ 19

          Financial Highlights................................... 20

          Appendix............................................... 22


The fund is a separate series of the Smith Barney Investment Trust, a Massachusetts business trust.


                                                      Smith Barney Mutual Funds

  Indexing

The fund has a basic investment strategy. It is designed to track the performance of a stock index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the fund should own. Instead of trying to outperform the market or segment it tracks, the fund tries to provide investment results that match, as closely as possible, the performance of the index. And if the securities contained in the Index are losing value or are downgraded by investment analysts, the fund will continue to purchase and hold those securities, even if the fund loses money as a result.

The fund may use replication or sampling techniques to track the performance of its index. Replication involves the fund holding each security in the index in the same proportion as the security appears in the index. Sampling techniques involve investing in a smaller number of securities included in the index that are selected to resemble the index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield or other characteristics. The fund may also purchase and sell securities in anticipation of additions or deletions to the index.

The fund attempts to achieve, in rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the index. Of course, like most index funds, there is no guarantee that the fund will be able to achieve or maintain this level of correlation. And, like other mutual funds, the fund will have operating expenses that affect the fund's ability to track its index.

The fund may use derivatives to track the performance of its index. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indexes or rates. The fund might use derivatives to simulate full investment in the index while maintaining sufficient liquidity to satisfy redemptions and operating expenses, to facilitate trading in the securities of companies that comprise the index, to reduce transaction costs or to seek higher investment returns when a contract is priced more attractively than the securities comprising the index.

Because the composition of the index tends to be comparatively stable, index funds historically have generally experienced lower portfolio turnover than actively managed funds.


Smith Barney S&P 500 Index Fund

  Investments, risks and performance

Citi S&P 500 Index Shares ("Citi Shares")
The fund's goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor's 500(R) Composite Stock Price Index (the "Index").

The Index
The Index is one of the most widely used benchmarks of U.S. equity performance. The Index consists of 500 stocks chosen for market capitalization, liquidity and industry group representation. The Index is market-value-weighted, so the larger of the 500 companies generally have a bigger impact on the performance of the Index. The Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies

Key investments Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, included in the Index. The fund generally is fully invested in stocks included in the Index. The fund will hold a broadly diversified portfolio of common stocks that is comparable to the S&P 500 Index in terms of economic sector weightings, market capitalization and liquidity. The fund also may enter into repurchase agreements, lend portfolio securities and use certain types of derivative instruments to help implement its goal.


Selection process The fund is managed as a "pure" index fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the investment performance of the Index as closely as possible by adjusting the fund's portfolio daily to reflect the companies included in the Index and their weightings. Like most index funds, the fund does not mirror the Index exactly because, unlike the Index, the fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the fund's expenses. The fund's returns are likely to be below those of the Index because of the fund's operating expenses.


                                                      Smith Barney Mutual Funds

Who may want to invest
The fund may be an appropriate investment if you:

[_]Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks
[_]Are seeking an investment which tracks the performance of the Index
[_]Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
[_]Are willing to accept the risks of the stock market

Principal Risks
As with any mutual fund, you may lose money if you invest in the fund. The fund's principal risks are:


Index Investing Risk The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of fund shares may affect the correlation between fund and Index performance.



Market Risk The fund is exposed to the risks of investing in common stocks. The fund may not perform as well as other investments if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.





Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:



.. To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.


.. As a substitute for buying or selling securities


.. As a cash flow management technique.





A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts



Smith Barney S&P 500 Index Fund
can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings.



The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.


More on the Fund's Investments and Risks
Money Market Instruments The fund may temporarily invest in money market instruments. The fund invests in money market instruments pending investment of proceeds of the sale of shares of the fund or settlement of purchases of securities by the fund or to maintain liquidity to meet anticipated redemptions. The fund's investments in money market instruments will likely cause the fund's returns to differ from those of the Index.

Foreign Investments The fund may purchase common stocks and American Depository Receipts ("ADRs") of the foreign companies included in the Index. These securities are publicly traded on U.S. securities exchanges or over-the-counter markets. ADRs are U.S. dollar-denominated securities which represent an interest in an underlying foreign security. These common stocks and ADRs are subject to most of the special risks associated with foreign investing, including currency, political, legal, regulatory and operational risks.

Securities Lending If the fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The fund typically invests cash collateral received in short-term investments. The fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.


                                                      Smith Barney Mutual Funds

Performance Information


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance for each of the past 4 years and by showing how the fund's average annual returns compare with the returns of a broad-based securities market index. The bar chart and the information below show performance of the fund's Citi Shares. Unlike the bar chart, the performance for Citi Shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load), if any, applicable to the Citi Shares, and the impact of taxes paid on redemption of shares at the end of the period and the reinvestment of distributions and dividends. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                         Total Return for Citi Shares*

            [CHART]

 1999     2000      2001      2002
------  -------   --------  --------
20.29%  (9.20)%   (12.19)%  (22.29)%

Calendar years ended December 31

Quarterly returns:

Highest: 14.71% in 4th quarter 1999; Lowest: (17.24)% in 3rd quarter 2002



Smith Barney S&P 500 Index Fund

                         Average Annual Total Returns

                    Calendar Years Ended December 31, 2002



                                                         Since   Inception
                                               1 year  Inception   Date
      Citi Shares*                                               08/04/98
      Return Before Taxes                     (22.29)%  (3.35)%
      Return After Taxes on Distributions (1) (22.67)%  (3.81)%
      Return After Taxes on Distributions and
      Sale of Fund Shares (1)                 (13.69)%  (2.79)%
      S&P 500 Index (2)                       (22.09)%  (3.07)%     **




(1)After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are for Citi Shares only. After-tax returns for other classes will vary.


(2)The S&P 500 Index is a market value-weighted index comprised of 500 widely held common stocks, but reflects no deduction for fees, expenses or taxes. An investor cannot invest directly in an index.




* On September 5, 2000, Class D shares were renamed Citi Shares.


**Index performance began on August 4, 1998.



                                                      Smith Barney Mutual Funds

Fee table

This table sets forth the fees and expenses you may pay if you buy and hold Citi Shares.



                              Shareholder fees
fees paid directly from your investment
Maximum sales charge (load) imposed on purchases (as a % of offering
price)                                                                  None
Maximum deferred sales charge (load) (as a % of the lower of net
asset value at purchase or redemption)                                  None
Redemption fee                                                          None

            Annual operating expenses (% of average net assets)
expenses deducted from fund assets
Management fees                                                        0.25%
Service (12b-1) fees                                                   0.00%
Other expenses                                                         0.28%
                                                                       -----
Total annual operating expenses                                        0.53%
Expense reimbursement/(1)/                                             0.14%
                                                                       -----
Net annual operating expenses                                          0.39%
                                                                       =====

/(1)/ Management has agreed to cap the Citi Shares' net annual operating expenses at 0.39%. Management may not discontinue or modify this cap without the approval of the fund's trustees.

                       Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes that:

..  you invest $10,000 in the fund for the time periods indicated;
..  you reinvest all dividends;
..  you then sell all of your shares at the end of those periods;
.. your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the fund's future performance; and
.. the fund's operating expenses as shown in the table remain the same--the example reflects the cap on operating expenses.


Smith Barney S&P 500 Index Fund

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year 3 Years 5 Years 10 Years
                  Citi Shares  $40    $125    $219     $493

More About the Index
The bar chart below sets forth the annual total returns of the Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the fund's Index and does not represent the performance of the fund. Investors should not consider this performance data as an indication of future performance of the fund. The returns are not intended to predict or suggest the returns that might be experienced by the fund or an individual investing in the fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the fund for the periods shown below would have been lower because of the fund's operating expenses.

                                 S&P 500 Index

                            [CHART]

 1993  1994   1995   1996   1997   1998   1999   2000     2001    2002
------ ----- ------ ------ ------ ------ ------ ------- -------- --------
10.06% 1.31% 37.53% 22.95% 33.35% 28.60% 21.03% (9.10)% (11.88)% (22.09)%

Calendar years ended December 31



Source: Barra (2002)



                                                      Smith Barney Mutual Funds

                                          [CHART]

          S&P 500 INDEX
          -------------
12/31/93      14,032
12/31/94      15,444
12/31/95      15,646
12/31/96      21,518
12/31/97      26,457
12/31/98      35,280
12/31/99      45,370
12/31/00      54,912
12/31/01      33,731
12/31/02      24,421

Growth of $10,000



"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Smith Barney Fund Management LLC ("SBFM"). The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Citi Shares.


For additional information, please see the Appendix or the Statement of Additional Information ("SAI").

  Management



Manager The fund's manager is The Travelers Investment Management Company ("TIMCO"), an affiliate of Citigroup Global Markets Inc. ("CGM"). TIMCO's address is 100 First Stamford Place, Stamford, Connecticut 06902-6732. CGM, TIMCO and SBFM, the fund's administrator, are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.


Management fees For its services, TIMCO received a fee during the fund's last fiscal year equal on an annual basis to 0.15%, of the fund's average daily net assets.


Administrator The fund's administrator is SBFM whose address is 399 Park Avenue, New York, New York 10022.



Smith Barney S&P 500 Index Fund

Administration fees For its services, SBFM receives a fee equal on an annual basis to 0.10% of the fund's average daily net assets. The administrator waived all of its fees during the fund's last fiscal year.

Distribution Arrangements
The fund offers two classes of shares, Citi Shares and Smith Barney Shares. These classes have different expense levels. Only Citi Shares are offered in this prospectus. The fund does not charge any sales loads or deferred sales loads or other fees in connection with the purchase of Citi Shares.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. SBFM or an affiliate may make similar payments under similar arrangements.


Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, Boston Financial Data Services serves as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.



                                                      Smith Barney Mutual Funds

  Citi Shares

You may purchase Citi Shares which are sold at net asset value with no initial or deferred sales charge.

You may buy shares from:

..  A broker-dealer, financial intermediary, financial institution or the distributor's financial consultants (each called a "Service Agent")
.. The fund, but only if you are investing through certain qualified plans or certain Service Agents

Investment minimums The fund does not, but your Service Agent may, impose a minimum initial or subsequent investment requirement.


Smith Barney S&P 500 Index Fund

  Buying shares


       Through a You should contact your Service Agent to open a bro-
   Service Agent kerage account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account
                 maintenance fee.
-------------------------------------------------------------------------------
Through the Fund Certain investors who are clients of certain Service
                 Agents are eligible to buy shares directly from the fund.

                 .Write the fund at the following address:
                     Smith Barney Investment Trust
                     Smith Barney S&P 500 Index Fund
                     c/o Boston Financial Data Services
                     P.O. Box 9083
                     Boston, MA 02205-9083
                 .Enclose a check made payable to the applicable
                   fund to pay for the shares. For initial purchases,
                   complete and send an account application.
                 .For more information, please call Smith Barney
                   Shareholder Services at 1-800-451-2010.
-------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the sub-
      systematic transfer agent to transfer funds automatically from (i) a investment plan regular bank account (ii) cash held in a brokerage ac-
                 count opened with a Service Agent or (iii) certain
                 money market funds in order to buy shares on a regu-
                 lar basis.

                 .If you do not have sufficient funds in your account
                   on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.




                                                      Smith Barney Mutual Funds

  Redeeming shares

 Generally Contact your Service Agent to redeem shares of the fund.

           The price of any redemption of fund shares will be the net asset value ("NAV") the next time it is calculated after your redemption request has been received in proper form by the fund.

           If the shares are held by a fiduciary or corporation, other documents may be required.

           Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

           If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
 ------------------------------------------------------------------------------
   By mail For accounts held directly at the fund, send written requests to the fund at the following address:

               Smith Barney Investment Trust
               Smith Barney S&P 500 Index Fund
               Boston Financial Data Services
               P.O. Box 9083
               Boston, MA 02205-9083

           Your written request must provide the following:

           .  The fund name and account number
           . The class of shares and the dollar amount or num- ber of shares to be redeemed
           .  Signatures of each owner exactly as the account is registered


Smith Barney S&P 500 Index Fund

    By telephone If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone re-demptions. If eligible, you may request
                 redemptions by telephone on any day the New York Stock
                 Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests
                 re-ceived after the close of regular trading on the Ex-change are priced at the net asset value next determined.
                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your autho- rization form. You must
                 submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on a wire or an electronic transfer
                 (ACH).
--------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a portion of withdrawal plans your shares on a monthly or quarterly basis without a redemption fee. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each auto-matic redemption must be at least $50.
                 The following conditions apply:
                 .  Your shares must not be represented by certificates
                 .  All dividends and distributions must be reinvested
                 For more information, contact your Service Agent or consult the SAI.


                                                      Smith Barney Mutual Funds

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

..  Name of the fund
..  Account number
..  Class of shares being bought, exchanged or redeemed
.. Dollar amount or number of shares being bought, exchanged or redeemed .. Signature of each owner exactly as the account is registered


The fund's sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information for your account, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

..  Are redeeming over $50,000
..  Are sending signed stock powers to the sub-transfer agent
..  Instruct the sub-transfer agent to mail the check to an address different from the one on your account
..  Changed your account registration
..  Want the check paid to someone other than the account owner(s)
.. Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

..  Suspend the offering of shares
..  Waive or change minimum and additional investment amounts
..  Reject any purchase or exchange order
..  Change, revoke or suspend the exchange privilege
..  Suspend telephone transactions


Smith Barney S&P 500 Index Fund

..  Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
.. Pay redemption proceeds by giving you securities. You may have to pay transaction costs to dispose of the securities.

Small account balances/Mandatory redemptions If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemptions of shares in certain circumstances.

For more information, contact your Service Agent, the transfer agent or consult the SAI.


                                                      Smith Barney Mutual Funds

  Dividends, distributions and taxes


Dividends and Distributions The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.



Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following summarizes the tax status to you of certain transactions related to the fund.



Transaction                           Federal tax status
Redemption or exchange of shares      Usually capital gain or loss;
                                      long-term only if shares
                                      owned more than one year
Long-term capital gain distributions  Long-term capital gain
Short-term capital gain distributions Ordinary income
Dividends                             Ordinary income





Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.



After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.





Smith Barney S&P 500 Index Fund

  Share price


You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. See "Redeeming Shares" for additional information. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.




The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.



International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.


In order to buy or redeem shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all orders to buy or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.


                                                      Smith Barney Mutual Funds

  Financial highlights


The financial highlights tables are intended to help you understand the performance of Citi Shares for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).




                            2002/(1)/ 2001/(1)/ 2000/(1)(2)/ 1999/(3)/  1999/(4)/ 1998/(5)/
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 Year                        $11.64    $13.39     $15.01      $14.28     $11.99    $11.00
--------------------------------------------------------------------------------------------
Income (Loss) From
 Operations:
 Net investment income/(7)/    0.12      0.13       0.14        0.01       0.17      0.03
 Net realized and
  unrealized gain (loss)      (2.72)    (1.76)     (1.52)       0.83       2.26      0.96
--------------------------------------------------------------------------------------------
Total income (loss) From
 Operations                   (2.60)    (1.63)     (1.38)       0.84       2.43      0.99
--------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income        (0.11)    (0.12)     (0.11)      (0.11)     (0.07)       --
 Net realized gains              --        --      (0.13)         --      (0.07)       --
 Capital                         --        --      (0.00)*        --         --        --
--------------------------------------------------------------------------------------------
Total Distributions           (0.11)    (0.12)     (0.24)      (0.11)     (0.14)       --
--------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year                         $8.93    $11.64     $13.39      $15.01     $14.28    $11.99
--------------------------------------------------------------------------------------------
Total Return                 (22.29)%  (12.19)%    (9.20)%      5.91%++   20.29%     9.00%++
--------------------------------------------------------------------------------------------
Net Assets, End of Year
 (millions)                     $24       $30        $30         $21        $14        $1
--------------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Expenses/(6)(7)/              0.39%     0.39%      0.36%       0.36%+     0.34%     0.36%+
 Net investment income         1.20      1.01       0.90        0.90+      1.08      1.33+
Portfolio Turnover Rate           2%        7%         4%          0%         6%        4%
--------------------------------------------------------------------------------------------



Smith Barney S&P 500 Index Fund

(1)Per share amounts have been calculated using the monthly average shares method.


(2)On September 5, 2000, Class D shares were renamed Citi Shares.


(3)For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.


(4)For the year ended November 30, 1999.


(5)For the period from August 4, 1998 (inception date) to November 30, 1998.


(6)The administrator has agreed to waive all or a portion of its fees for the years ended December 31, 2002, December 31, 2001 and December 31, 2000, the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended


November30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratio would have been as follows:



                     Per Share Decreases to  Expense Ratios Without
                     Net Investment Income  Waiver and Reimbursement
           2002              $0.01                    0.53%
           ---------------------------------------------------------
           2001               0.00*                   0.40
           ---------------------------------------------------------
           2000               0.00*                   0.36
           ---------------------------------------------------------
           1999/(3)/          0.00*                   0.53+
           ---------------------------------------------------------
           1999/(4)/          0.01                    0.43
           ---------------------------------------------------------
           1998/(5)/          0.02                    1.18+
           ---------------------------------------------------------



(7)As a result of voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.39%.


* Amount represents less than $0.01 per share.


++Total return is not annualized, as it may not be representative of the total return for the year.


+ Annualized.


                                                      Smith Barney Mutual Funds

  Appendix

S&P 500 Index Shares
The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to SBFM is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to SBFM or the fund. S&P has no obligation to take the needs of SBFM or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund's shares or the timing of the issuance or sale of the fund's shares or in the determination or calculation of the equation by which fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Smith Barney S&P 500 Index Fund

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/


Citi Index Shares

Shareholder reports Annual and semi-annual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.



You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Citicorp Trust Bank, fsb at 1-800-451-2010, or by writing to the Fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.



Smith Barney is a registered service mark of Citigroup Global Markets Inc.


Citi is a service mark of Citicorp.

Citi S&P 500 Index Shares (a class of Smith Barney S&P 500 Index Fund)

(SEC file no. 811-06444)

FD 02524 4/03

                                April 30, 2003


                      STATEMENT OF ADDITIONAL INFORMATION

                         SMITH BARNEY INVESTMENT TRUST

                        Smith Barney S&P 500 Index Fund
                               125 Broad Street
                           New York, New York 10004
                                (800) 451-2010


   Smith Barney S&P 500 Index Fund (the "fund") is a separate investment series of Smith Barney Investment Trust (the "trust"), an open-end management investment company. The fund offers two classes of shares--Smith Barney S&P 500 Index Shares ("Smith Barney Shares") and Citi S&P 500 Index Shares ("Citi Shares"). This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus dated April 30, 2003, as amended from time to time, by which the Smith Barney Shares of the fund are offered, or the prospectus dated April 30, 2003, as amended from time to time, by which the Citi Shares of the fund are offered, and is incorporated by reference in its entirety into the prospectuses. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders, which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Citigroup Global Markets Inc ("CGM") Financial Consultant, a broker/dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent"). Please call 1-800-451-2010 toll free to obtain a prospectus for the Smith Barney Shares. Please call 1-800-995-0134 toll free to obtain a prospectus for the Citi Shares.


                               TABLE OF CONTENTS

        Investment Objective and Management Policies................  2
        Investment Restrictions.....................................  6
        Trustees and Executive Officers of the Fund.................  7
        Investment Management and Other Services.................... 12
        Portfolio Transactions...................................... 15
        Portfolio Turnover.......................................... 16
        Purchase of Shares.......................................... 17
        Redemption of Shares........................................ 18
        Exchange Privilege.......................................... 20
        Valuation of Shares......................................... 20
        Performance Data............................................ 20
        Dividends, Distributions and Taxes.......................... 22
        Additional Information...................................... 27
        Financial Statements........................................ 28
        Other Information........................................... 29

                 INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


   The prospectus discusses the fund's investment objective and policies. The fund offers Smith Barney Shares and Citi Shares. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. Travelers Investment Management Company ("TIMCO" or the "manager") serves as investment manager to the fund. Smith Barney Fund Management LLC ("SBFM" or the "administrator") serves as the fund's administrator.


   Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, included in the S&P 500 Index (the "Index"). The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its total assets in common stocks included in the Index in approximately the same weightings as the Index. The fund intends to invest in substantially all of the stocks that comprise the Index. The fund operates as a "pure" index fund and will not be actively managed; as such, adverse performance of a security will ordinarily not result in the elimination of the security from the fund's portfolio. The fund will be reviewed daily and adjusted, when necessary, to maintain security weightings as close to those of the Index as possible, given the amount of assets in the fund at that time.

   With respect to the 80% investment policy (as described above), this percentage requirement will not be applicable during periods when the fund pursues a temporary defensive strategy, as discussed in the prospectus. The fund's 80% investment policy is non-fundamental and may be changed by the board of trustees of the trust to become effective upon at least 60 days' notice to shareholders of the fund prior to any such change.

   Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. government securities on the Federal Reserve Bank of New York's list of reporting dealers, if the fund's manager deems such banks and non-bank dealers creditworthy. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the Investment Company Act of 1940, as amended ("1940 Act").

   Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The fund will not lend portfolio securities to affiliates of the manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or

U.S. government securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."

   By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the fund's ability to recover the loaned securities or dispose of the collateral for the loan.


   Foreign Securities. The fund may purchase common stocks of foreign corporations represented in the Index (such securities are publicly traded on securities exchanges or over-the-counter in the United States). The fund's investment in common stock of foreign corporations represented in the Index may also be in the form of American Depository Receipts (ADRs). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities and are designed for use in the U.S. securities markets.


   Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Investments in foreign securities may be affected by changes in governmental administration or economic policy (in the United Stated and abroad) or changed circumstances in dealings between nations. Foreign companies may be subject to less governmental regulation than U.S. companies. Securities of foreign companies may be more volatile than securities of U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

   Money Market Instruments. The fund may invest up to 20% of its net assets in corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

   Futures and Options. The fund may enter into futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the fund's total assets. Also, the fund will not purchase options to the extent that more than 5% of the value of the fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. The fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. The fund will not use futures or options for speculative purposes.

   A call option gives a holder the right to purchase a specific security at a specified price referred to as the "exercise price," within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Institutions, such as the fund, that sell (or "write") call options against securities held in their investment portfolios retain the premium. The fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held, and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The fund may enter into futures contracts to purchase securities when the manager anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated at the fund's custodian to the extent required by law.

   There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the fund plans to utilize future contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

   In view of these considerations, the fund will comply with the following restrictions when purchasing and selling futures contracts. First, the fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered. Second, the fund will not enter into these contracts for speculative purposes. Third, the fund will limit transactions in futures and options on futures to the extent necessary to prevent the fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

   No consideration will be paid or received by the fund upon entering into a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

   Although the fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the fund being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

   If the fund hedges against the possibility of a change in market conditions adversely affecting the value of securities held in its portfolio and market conditions move in a direction opposite to that which has been anticipated, the fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the change in interest rates, market conditions or currency values, as the case may be.

   Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the fund.


   The fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.


   Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions by the manager as to anticipated trends, which predictions could prove to be incorrect. Even if the expectations of the manager are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities being hedged.

   Stock Index Options. As described generally above, the fund may purchase put and call options and write call options on the Index in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index.

   Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

   The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the Index. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on the index depends upon movements in the level of stock prices in the stock market generally, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on the Index will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

                            INVESTMENT RESTRICTIONS

   The fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 7 below cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% or more of the fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares. The fund's board of trustees may change the remaining restrictions at any time. In accordance with these restrictions, the fund will not:

      1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

      2. Issue "senior securities" as defined in the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

      3. Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

      4. Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

      5. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

      6. Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

      7. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from:
   (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

      8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

      9. Invest in oil, gas or other mineral exploration or development programs.

      10. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

      11. Invest for the purpose of exercising control of management.

   If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                  TRUSTEES AND EXECUTIVE OFFICERS OF THE FUND

   The business and affairs of the fund are managed by the board of trustees in accordance with the laws of the Commonwealth of Massachusetts. The board elects officers who are responsible for the day-to-day operations of the fund and who execute policies authorized by the board. Under the fund's Master Trust Agreement, the board may classify or reclassify any unissued shares of the fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the fund.

   The trustees, including trustees who are not "interested persons" of the trust or the manager, as defined in the 1940 Act ("independent trustees") and executive officers of the trust, together with information as to their principal business occupations during the past five years, are shown below.



                                        Term                                       Number
                                         of                                          of
                                       Office                                    Portfolios
                                         and                                      in Fund
                          Position(s)  Length                                     Complex         Other
                           Held with   of Time      Principal Occupation(s)       Overseen    Directorships
Name, Address, and Age       Fund      Served*        During Past 5 Years        by Trustee  Held by Trustee
----------------------   ------------- ------- --------------------------------- ---------- ------------------
INDEPENDENT TRUSTEES
Herbert Barg             Trustee        Since               Retired                 44             None
1460 Drayton Lane                       1987
Wynnewood, PA 19096
Age 79

Dwight B. Crane          Trustee        Since  Professor--Harvard Business          51             None
Harvard Business School                 1988   School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 65

Burt N. Dorsett          Trustee        Since  President--Dorsett McCabe            28             None
201 East 62nd Street                    1994   Capital Management Inc.;
Apt. 3C                                        Chief Investment Officer--
New York, NY 10021                             Leeb Capital Management, Inc.
Age 72                                         1999-Present

Elliot S. Jaffe          Trustee        Since  Chairman of The Dress Barn Inc.      28      Zweig Total Return
The Dress Barn Inc.                     1994                                                Fund; Zweig Fund,
Executive Office                                                                            Inc.
30 Dunnigan Drive
Suffern, NY 10901
Age 76

Stephen E. Kaufman       Trustee        Since              Attorney                 62             None
Stephen E. Kaufman PC                   1987
277 Park Avenue, 47th Fl
New York, NY 10172
Age 71

Joseph J. McCann         Trustee        Since               Retired                 28             None
200 Oak Park Place                      1998
Suite One
Pittsburgh, PA 15243
Age 72

Cornelius C. Rose, Jr.   Trustee        Since  Chief Executive Officer--            28             None
Meadowbrook Village                     1991   Performance Learning Systems
Building 1, Apt 6                              President; Rose Associates until
West Lebanon, NH 03784                         2002
Age 70

INTERESTED TRUSTEE**
R. Jay Gerken            Chairman,      Since  Managing Director of CGM;            225            None
CGM                      President and  2002   Chairman, President and Chief
399 Park Avenue          Chief                 Executive Officer of SBFM.
New York, NY 10022       Executive             Travelers Investment Adviser, Inc
Age 51                   Officer               ("TIA") and Citi Fund
                                               Management Inc.

                                                                                      Number
                                          Term                                          of
                                           of                                       Investment
                                         Office                                     Companies
                                           and                                       in Fund
                           Position(s)   Length                                      Complex        Other
                            Held with    of Time      Principal Occupation(s)        Overseen   Directorships
Name, Address, and Age        Fund       Served*        During Past 5 Years         by Trustee Held by Trustee
----------------------   --------------- ------- ---------------------------------- ---------- ---------------
OFFICERS
R. Jay Gerken
(See above)

Lewis E. Daidone         Senior Vice      Since  Managing Director of CGM;             N/A           N/A
CGM                      President and    1995   Director and Senior Vice
125 Broad Street         Chief                   President of SBFM and TIA;
New York, NY 10004       Administrative          Former Treasurer and Chief
Age 45                   Officer                 Financial Officer of certain
                                                 Smith Barney Mutual Funds

Richard L. Peteka        Chief Financial  Since  Director and Head of Internal         N/A           N/A
CGM                      Officer and      2002   Control for Citigroup Asset
125 Broad Street         Treasurer               Management ("CAM") U.S. Mutual
New York, NY 10004                               Fund Administration from 1999-
Age 41                                           2002; Vice President and Head of
                                                 Mutual Fund Administration and
                                                 Treasurer at Oppenheimer Capital
                                                 from 1996-1999

Andrew Beagley           Chief Anti-      Since  Director, CGM (since 2000);           N/A           N/A
CGM                      Money            2002   Director of Compliance, North
399 Park Avenue          Laundering              America, (since 2000); Director of
New York, NY 10022       Compliance              Compliance, Europe, the Middle
Age 40                   Officer                 East and Africa, CAM (from 1999
                                                 to 2000); Compliance Officer,
                                                 Salomon Brothers Asset
                                                 Management Limited, Smith
                                                 Barney Global Capital Management
                                                 Inc., Salomon Brothers Asset
                                                 Management Asia Pacific Limited
                                                 (from 1997 to 1999)

Sandip Bhagat            Vice President   Since  Managing Director of CGM;             N/A           N/A
TIMCO                    and Investment   1998   President of TIMCO; Investment
100 First Stamford Place Officer                 Officer of SBFM
Stamford, CT 06902
Age 41

John Lau                 Investment       Since  Investment Officer of TIMCO           N/A           N/A
TIMCO                    Officer          1998
100 First Stamford Place
Stamford CT 06902
Age 34

Christina T. Sydor       Secretary        Since  Managing Director of CGM;             N/A           N/A
CGM                                       1995   General Counsel and
300 First Stamford Place                         Secretary of SBFM and TIA
Stamford, CT 06902
Age 52

Kaprel Ozsolak           Controller       Since  Vice President of CGM                 N/A           N/A
CGM                                       2002
125 Broad Street
New York, NY 10004
Age 37

--------

* Trustees are elected until the trust's next annual meeting and until their successors are elected and qualified.


** Mr. Gerken is an "interested trustee" because Mr. Gerken is an officer of SBFM and its affiliates.

   For the calendar year ended December 31, 2002, the trustees beneficially owned equity securities of the fund within the dollar ranges presented in the table below:



                               Dollar Range     Aggregate Dollar Range of Equity
                                 of Equity   Securities in All Registered Investment
                               Securities in      Companies Overseen by Trustee
Name of Trustee                  the Fund       in Family of Investment Companies
---------------                ------------- ---------------------------------------
Herbert Barg..................     None                  None
Alfred Bianchetti*............     None                  None
Dwight B. Crane...............     None                  $50,001-100,000
Burt N. Dorsett...............     None                  None
Elliot S. Jaffe...............     None                  None
Stephen E. Kaufman............     None                  None
Joseph J. McCann..............     None                  None
R. Jay Gerken.................     None                  Over $100,000
Cornelius C. Rose, Jr.........     None                  Over $100,000

--------

*  Mr. Bianchetti became a trustee emeritus on December 31, 2002.



   As of December 31, 2002, none of the independent trustees, or their immediate family members, owned beneficially or of record any securities in the manager or principal underwriter of the fund, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the fund.



   The trust has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the independent trustees of the trust, namely Messrs. Barg, Crane, Dorsett, Jaffe, Kaufman, McCann and Rose.



   In accordance with its written charter adopted by the board of trustees, the Audit Committee assists the board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the fund. It also makes recommendations to the board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the fund, its adviser and affiliates by the independent public accountants. During the fund's most recent fiscal year, the Audit Committee met twice.


   The Nominating Committee is charged with the duty of making all nominations for independent trustees to the board of trustees. The Nominating Committee will consider nominees recommended by the fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the trust's Secretary. The Nominating Committee did not meet during the fund's most recent fiscal year.


   The fund also has a pricing committee composed of the Chairman of the Board and one independent trustee which is charged with determining the fair value prices for securities when required.



   As of April 11, 2003, the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of the fund. No officer, director or employee of CGM or any of its affiliates receives any compensation from the trust for serving as an officer of the fund or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of CGM or any of its affiliates a fee of $14,000 per annum plus $1,000 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of CGM or its affiliates receives a fee of $7,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings and for the last fiscal year the aggregate reimbursement was $6,562.



   The following table shows the compensation paid by the fund and other Smith Barney Mutual Funds to each trustee during the fund's fiscal year ended December 30, 2002. None of the officers of the fund received any compensation from the fund for such period. The trust does not pay retirement benefits to its trustees and officers.


                                                         Compensation     Number of Funds for
                                          Aggregate   From Trust and Fund Which Trustee Serves
                                         Compensation       Complex              Within
Name of Person                            From Trust   Paid to Trustees+      Fund Complex
--------------                           ------------ ------------------- --------------------
Herbert Barg (2)........................    $1,923         $119,450                44
Alfred Bianchetti (3)...................     1,879           60,900                28
Dwight B. Crane (2).....................     1,483          152,200                51
Burt N. Dorsett (2).....................     1,883           61,300                28
Elliot S. Jaffe (2).....................     1,699           57,750                28
Stephen E. Kaufman (2)..................     1,923          114,700                62
Joseph J. McCann (2)....................     1,903           62,400                28
R. Jay Gerken (1).......................        --               --               225
Cornelius C. Rose, Jr. (2)..............     1,703           58,050                28

--------

(1) Designates an "interested" trustee.


(2) Designates member of Audit Committee.


(3) Mr. Bianchetti became a trustee emeritus on December 31, 2002.



   At the end of the year in which they attain age 80, Company directors are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to trustees, together with reasonable out-of-pocket expenses for each meeting attended. Trustees emeritus may attend meetings but have no voting rights. During the trust's last fiscal year, aggregate compensation paid to trustees emeritus was $7,498.



   The following table contains a list of shareholders of record or who beneficially owned at least 5% of the outstanding shares of a particular class of shares of the fund as of April 11, 2003.





      5% Record or Beneficial Owners
      ------------------------------
      Citi Shares................................................. 69.14%
      Smith Barney 401(k) Advisor Group (T)
      Smith Barney Corporate Trust Co. (Tte)
      Two Tower Center
      P.O. Box 1063
      East Brunswick, NJ 08816-1063

      Citi Shares................................................. 16.79%
      Citistreet Core Markets (Trust)
      State Street Bank and Trust Ttee
      Two Tower Center
      P.O. Box 1063
      East Brunswick, NJ 08816-1063

      Smith Barney Shares......................................... 22.32%
      Travelers Insurance Company
      Separate Account Qpn 401(k) - TIC
      Travelers Life Insurance
      Shareholder Account Unit
      P.O. Box 990027
      Hartford, CT 06199-0027

      Smith Barney Shares......................................... 15.11%
      Smith Barney Multi Choice Trust
      Smith Barney Corporate Trust Co.
      Two Tower Center
      P.O. Box 1063
      East Brunswick, NJ 08816-1063

                   INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Adviser--TIMCO


   TIMCO serves as investment adviser to the fund pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the trust, which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager. The manager is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). Subject to the supervision and direction of the board of trustees, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services. TIMCO has been in the investment counseling business since 1967 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of March 31, 2003, in excess of $5.2 billion.


   As compensation for investment advisory services, the fund pays TIMCO a fee computed daily and payable monthly at the annual rate of 0.15% of the value of the fund's average daily net assets. For the fiscal year ended December 31, the fund paid TIMCO the following investment advisory fees:


               2002.................................... $580,897
               2001.................................... $621,814
               2000.................................... $533,015




Administrator--SBFM


   SBFM serves as administrator to the fund pursuant to a written agreement (the "Administration Agreement"). SBFM is an indirect wholly owned subsidiary of Citigroup Inc. The administrator will pay the salary of any officer and employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services.


   As administrator SBFM: (a) assists in supervising all aspects of the fund's operations except those performed by the fund's investment manager under its investment advisory agreement; (b) supplies the fund with office facilities (which may be in SBFM's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges ("deferred sales charge") and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

   As compensation for administrative services rendered to the fund, the administrator will receive a fee computed daily and paid monthly at the annual rate of 0.10% of the value of the fund's average daily net assets.

   For the fiscal year ended December 31, the fund paid SBFM the following administration fees:


               2002.................................... $387,265
               2001.................................... $414,543
               2000.................................... $353,587

   For the fiscal year ended December 31, SBFM waived the following administration fees:


               2002.................................... $145,607
               2001.................................... $ 45,900
               2000.................................... $ 13,267





   The fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of trustees who are not officers, director's, shareholders or employees of the manager or the administrator or their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or board of trustees of the fund.


Independent Auditors


   KPMG LLP, independent auditors, 757 Third Avenue, New York, New York 10017, has been selected to serve as the fund's independent auditor to examine and report on the fund's financial statements and financial highlights for the fiscal year ending December 31, 2003.


Counsel

   Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the fund.


   Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038, serves as counsel to the independent trustees of the fund.


Custodian, Transfer Agent and Sub-Transfer Agent


   The trust has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust Company ("State Street" or "Custodian"), pursuant to which custodial and fund accounting services, respectively, are provided for the fund. Among other things, State Street calculates the daily net asset value for the fund. Securities may be held for the fund by a sub-custodian bank approved by the fund's trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.



   Citicorp Trust Bank, fsb, (the "transfer agent"), located at 125 Broad Street, New York, New York 10004, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.


   Boston Financial Data Services ("BFDS" or "sub-transfer agent") located at P.O. Box 9083, Boston, Massachusetts 02205-9083, serves as the fund's sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.


   Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the fund, it's investment adviser and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of each of the fund's the managers' and the principal underwriter's code of ethics is on file with the SEC.



The managers and the distributors


Distributor


   CGM, located at 388 Greenwich Street, New York, New York 10013 serves as distributor of the fund's shares pursuant to a distribution agreement with the trust (the "Distribution Agreement").



   When the investor makes payment before the settlement date, unless otherwise noted by the investor, the payment will be held as a free credit balance in the investor's brokerage account and CGM may benefit from the temporary use of the funds. The fund's board of trustees has been advised of the benefits to CGM resulting from these settlement procedures and will take such benefits into consideration when reviewing the Administration and Distribution Agreements for continuance.


Shareholding Servicing Arrangements


   To compensate CGM for the services it provides to fund shareholders with respect to Smith Barney Shares, the fund has adopted a services plan (the "plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays a service fee with respect to Smith Barney Shares that is accrued daily and paid monthly, calculated at the annual rate of 0.20% of the value of the fund's average daily net assets attributable to Smith Barney Shares. Citi shares are not subject to a service fee.



   For the fiscal years ended December 31, 2000, 2001 and 2002 the fund paid $648,899, $764,917 and $721,328, respectively, in service fees to CGM.



   Under its terms, the plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the independent trustees of the trust and who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase the amount of the service fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees, including all of the independent trustees, in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities representing the Smith Barney Shares of the fund (as defined in the 1940 Act). Pursuant to the Plan, CGM will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

                            PORTFOLIO TRANSACTIONS


   The manager arranges for the purchase and sale of the fund's securities and selects brokers and dealers (including CGM), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The manager may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including CGM, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the manager to supplement its own research and analysis.


   Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the trust's board of trustees. Portfolio securities transactions for the fund are effected by or under the supervision of the manager.

   Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.


   In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The manager receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the manager exercises investment discretion. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The manager's fee under the Investment Advisory Agreement is not reduced by reason of its receiving such brokerage and research services. The board of trustees, in its discretion, may authorize the manager to cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. CGM will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.



   In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the trust's board of trustees has determined that any portfolio transaction for the fund may be executed through CGM or an affiliate of CGM if, in the manager's judgment, the use of CGM or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, CGM or the affiliate charges the fund a commission rate consistent with those charged by CGM or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules CGM may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the board of trustees has expressly authorized CGM to effect such transactions; and (b) CGM annually advises the fund of the aggregate compensation it earned on such transactions.


   Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

   The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

   The fund has paid the following in brokerage commissions for portfolio transactions:


                                                                      % of Total
                                                                     Dollar Amount
                                                       % of Total   of Transactions
                                                       Brokerage       Involving
                             Total     Commissions    Commissions     Commissions
Fiscal Year Ending         Brokerage   paid to CGM    paid to CGM     Paid to CGM
December 31:              Commissions and Affiliates and Affiliates and Affiliates
------------              ----------- -------------- -------------- ---------------
2000.....................  $ 83,962         $0             0%              0%
2001.....................  $105,527         $0             0%              0%
2002.....................  $ 71,668         $0             0%              0%




                              PORTFOLIO TURNOVER


   Although the fund generally seeks to invest for the long term, the fund retains the right to sell securities irrespective of how long they have been held. Ordinarily, securities will be sold from the fund only to reflect certain administrative changes in the Index (including mergers or changes in the composition of the Index) or to accommodate cash flows into and out of the fund while maintaining the similarity of the fund to the index. Because of this, the turnover rate for the fund will be relatively low.


   For the fiscal year ended December 31, the portfolio turnover rates were as follows:


                  2002.................................... 2%
                  2001.................................... 7%
                  2000.................................... 4%

                              PURCHASE OF SHARES

   Detailed information about the purchase and redemption of fund shares appears in the prospectus.

General

   The fund offers two classes of shares, Smith Barney Shares and Citi Shares. Shares of each class are offered at net asset value without an initial sales charge.

   Smith Barney Shares may be purchased from a Service Agent. In addition, certain investors, including qualified retirement plans purchasing through certain Service Agents, may purchase shares directly from the fund. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds Smith Barney Shares. Smith Barney Shares held directly at the sub-transfer agent are not subject to a maintenance fee.

   Citi Shares may be purchased from a Service Agent. Customers that have established a Cititrade Account also may purchase Citi Shares through the Cititrade Program. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.mycititrade.com or call a Cititrade account representative at 1-888-663-CITI [2484].

   During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, should be considered. The fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the fund or its transfer agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.


   Investors may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan. Subsequent investments of at least $50 may be made for each Class. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement and subsequent investment requirement for each Class is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for and the subsequent investment requirement for each Class is $50. There are no minimum investment requirements for employees of Citigroup and its subsidiaries, including CGM, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by CGM, and Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. The sub-transfer agent will hold shares purchased in the shareholder's account. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.



   Purchase orders received by the fund or a CGM financial consultant prior to the close of regular trading on The New York Stock Exchange, Inc. ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's sub-transfer agent prior to its close of business. For shares purchased through CGM or a Service Agent purchasing through CGM payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

   When an investor through a CGM brokerage account makes payment before the settlement date, unless otherwise noted by the investor, the payment will be held as a free credit balance in the investor's brokerage account and CGM may benefit from the temporary use of the funds. The fund's board of trustees has been advised of the benefits to CGM resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Advisory, Administration and Distribution Agreements for continuance.



   Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, CGM, your Service Agent or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. CGM, your Service Agent or the sub-transfer agent, may charge a shareholder who has insufficient funds to complete the transfer a fee of up to $25. The Systematic Investment Plan also authorizes the fund to apply cash held in the shareholder's brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the Smith Barney Shares account. For Cititrade customers, the Systematic Investment Plan authorizes the fund to apply cash held in a shareholder's Cititrade Account to make additions to the Citi Shares account. For additional information, please contact the fund's sub-transfer agent, or if you hold your shares through a Service Agent, your Service Agent.



   Citi Shares are offered to a limited group of investors who participate in certain investment programs, which charge a fee for participation, including the Smith Barney 401(k) Platform program. In addition, Citi Shares shares are offered to tax-exempt employee benefit and retirement plans of CGM and its affiliates. For more information about these programs, contact a CGM Financial Consultant or a Service Agent.


   Retirement Plans. You may be able to invest in the fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. You should consult with the transfer agent and your tax and retirement advisers.

                             REDEMPTION OF SHARES

   The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.


   If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to Boston Financial Data Services together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

   If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from CGM, or if the shareholder's account is not with CGM, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a CGM brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and CGM will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.


Distribution in Kind

   If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities.

Automatic Cash Withdrawal Plan

   The Smith Barney Index Shares' Withdrawal Plan is available to shareholders of the fund who own Smith Barney Index Shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made without a redemption fee under the Withdrawal Plan by redeeming as many Smith Barney Index Shares of the fund as may be necessary to cover the stipulated withdrawal payment. As it generally would not be advantageous to a shareholder to make additional investments in Smith Barney Index Shares at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

   Smith Barney Index shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional Smith Barney Index Shares of the fund. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their Service Agent.

   The Citi Index Shares' Systematic Withdrawal Plan permits you to have a specified dollar amount (minimum of $100 per withdrawal) automatically withdrawn from your account without a redemption fee on a regular basis if you have at least $10,000 in your fund account at the time of enrollment. You are limited to one withdrawal per month under the Plan. You may receive your withdrawals by check, or have the monies transferred directly into your bank account. Or you may direct that payments be made directly to a third party. To participate in the Plan, you must complete the appropriate forms provided by the sub-transfer agent or, if you hold your shares through a Service Agent, by your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484] for more information.

   To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund.

Additional Information Regarding Telephone Redemption Program

   Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption program or to impose a charge for this service at any time following at least seven days' prior notice to shareholders.

                              EXCHANGE PRIVILEGE

   Currently, there is no exchange privilege.

                              VALUATION OF SHARES


   The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class specific expenses, the per share net asset value of each Class will differ. The following is a description of the procedures used by the trust in valuing its assets.


   Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.

                               PERFORMANCE DATA

   From time to time, the fund may quote its total return in advertisements or in reports and other communications to shareholders. The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may be included in the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

Average Annual Total Return

   A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                               P(1 + T)/n/ = ERV

      Where:  P = a hypothetical initial payment of $1,000.
              T = average annual total return.
              n = number of years.
            ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

   The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


                                              Average Annual Total Return
                                               for the fiscal year ended
                                                   December 31, 2002
                                             ---------------------------
                                                                 Since
    Class of Shares                           1-Year  5-Year Inception/(1)/
    ---------------                          ------   ------ -------------
    Smith Barney Shares..................... (22.47)%  n/a       (1.30)%
    Citi Shares............................. (22.29)%  n/a       (3.35)%

--------
/(1)/ Smith Barney Shares and Citi Shares commenced operations on January 5,
      1998 and August 4, 1998, respectively. Prior to September 5, 2000, the Classes were named Class A and Class D shares, respectively.

Aggregate Total Return

   The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

                                    ERV - P
                                   ---------
                                       P

      Where:  P = a hypothetical initial payment of $10,000.

            ERV = Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

   The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.


                                                Aggregate Total Return
                                               for the fiscal year ended
                                                   December 31, 2002
                                             ---------------------------
                                                                 Since
    Class of Shares                           1-Year  5-Year Inception/(1)/
    ---------------                          ------   ------ -------------
    Smith Barney Shares..................... (22.47)%  n/a       (6.33)%
    Citi Shares............................. (22.29)%  n/a      (13.97)%

--------
/(1)/ Smith Barney Shares and Citi Shares commenced operations on January 5,
      1998 and August 4, 1998, respectively. Prior to September 5, 2000, the Classes were named Class A and Class D shares, respectively.

   Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

                               AFTER-TAX RETURN

   From time to time the fund may include after-tax performance information in advertisements. To the extent the fund includes such information, it will be computed according to the following formulas:

Average Annual Total Return (After Taxes on Distributions)

                              P(1 + T)/n/ = ATVD

      Where:  P = a hypothetical initial payment of $1,000.
              T = average annual total return (after taxes on distributions). n = number of years.
           ATVD = ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

Average Annual Total Return (After Taxes on Distributions and Redemptions)

                              P(1 + T)/n/ = ATVDR

      Where:  P = a hypothetical initial payment of $1,000.
              T = average annual total return (after taxes on distributions and redemption).
              n = number of years.
          ATVDR = ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions and redemption.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

   The fund's policy is to distribute its net investment income and net realized capital gains, if any, annually. The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary and capital gains realized, in order to avoid a federal excise tax liability.

   If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his Service Agent. Shareholders whose accounts are held directly at a sub-transfer agent should notify a sub-transfer agent in writing, requesting a change to this reinvest option.

   The per share dividends on Smith Barney Shares of the fund will be lower than the per share dividends on Citi Shares principally as a result of the service fee applicable to Smith Barney Shares. Distributions of capital gains, if any, will be in the same amount for Smith Barney Shares and Citi Shares.

Taxes

   The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, both of, which are subject to change.

The Fund and Its Investments

   The fund intends to continue to qualify to be treated as a regulated investment company during each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

   As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of the sum of its investment company taxable income (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements, but will be subject to tax at regular corporate rates on any taxable income or gain it does not distribute.


   At December 31, 2002, the fund had, for Federal income tax purposes, approximately $17,587,000 of unused capital loss carryforwards available to offset future capital gains.



                                                    2009       2010
                                                  --------- ----------
         Carryforward amounts.................... 4,099,000 13,488,000


   The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

   If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. Moreover, if the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e. the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

   The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

   The fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

   Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

   Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

   Alternatively, the fund may make a mark-to-market election that will result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service (the "IRS"). By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

   Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any such excess annually to its shareholders. However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS.

   Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

   Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

   Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

   Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 30% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

   Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes--Taxation of United States Shareholders--Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

  Other Taxation

   Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

   The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

                            ADDITIONAL INFORMATION


   The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The trust offers shares of beneficial interest of six separate funds with a par value of $.001 per share. The fund offers shares of beneficial interest currently classified into two Classes--Smith Barney Shares and Citi Shares. Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the service fees borne by the Smith Barney Share Class pursuant to the Plan; (c) the expenses allocable exclusively to each Class; (d) voting rights on matters exclusively affecting a single Class; and
(e) the exchange privilege of each Class. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the fund's two Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.


   Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

   The Master Trust Agreement of the fund permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single Class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share. Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

   Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

   The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

   When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.


   The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term Trust.


   On September 5, 2000, the Class A Shares and Class D Shares of the fund were renamed Smith Barney S&P 500 Index Shares and Citi S&P 500 Index Shares respectively.



   Annual and Semi-annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their CGM Financial Consultant or the transfer agent.


                             FINANCIAL STATEMENTS


   The funds' annual reports for the year ended December 31, 2002 are incorporated herein by reference in their entirety. The reports were filed on March 5, 2003, Accession Numbers 0001133228-03-000060 and 0001133228-03-000061.

                               OTHER INFORMATION



   Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

   That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

   Classic Series--our portfolio manager driven funds

          Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

   Premier Selections Series--our best ideas, concentrated funds

          We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

   Research Series--driven by exhaustive fundamental securities analysis

          Built on a foundation of substantial buy-side research under the direction of our Citigroup Asset Management colleagues, our Research funds focus on well-defined industries, sectors and trends.

   Style Pure Series--our solution to funds that stray

          Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

                         SMITH BARNEY INVESTMENT TRUST

                                                           Smith Barney
                                                           S&P 500 Index Fund




                                                           April 30, 2003


SMITH BARNEY INVESTMENT TRUST
125 Broad Street
New York, NY 10004

[LOGO] Citigroup Global Markets Inc.
       A member of Citigroup

                                     PART C

                                OTHER INFORMATION

Item 23.   Exhibits

Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A (the Registration Statement) as filed with the Securities and Exchange Commission (SEC) on October 21, 1991 (File Nos. 33-43446 and 811-6444).


(a) (1) Registrant's Master Trust Agreement dated October 17, 1991 and Amendments to the Master Trust Agreement dated November 21, 1991 and July 30,1993, respectively, are incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed on January 28, 1994 (Post-Effective Amendment No. 4).

     (2) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January 6, 1995 (the N-14).

     (3) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on August 29, 1995 (Post-Effective Amendment No. 9).

     (4) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the Registration Statement filed on March 30, 1998 (Post-Effective Amendment No. 18).

     (5) Amendment No. 1 to the First Amended and Restated Master Trust Agreement dated June 1, 1998 is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on June 26, 1998.

     (6) Amendment No. 2 to the First Amended and Restated Master Trust Agreement dated October 16, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration Statement filed on November 12, 1998.

     (7) Amendment No. 3 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on April 25, 2000 (Post-Effective Amendment No. 29).

     (8) Amendment No. 4 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on August 16, 2000 (Post-Effective Amendment No. 30).

     (9) Amendment No. 5 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30.

     (10) Amendment No. 6 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30.

     (11) Amendment No. 7 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 40.

     (12) Amendment No. 8 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 40.

     (13) Amendment No. 9 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 41 filed on July 19, 2002 (Post-Effective Amendment No. 41).



     (14) Amendment No. 10 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 46 filed on March 30, 2003 (Post-Effective Amendment No. 46).


(b) (1) Registrant's by-laws are incorporated by reference to the Registration Statement.


(b) (2) Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 46.


(c)  (1)  Registrant's form of stock certificate for Smith Barney S&P 500
     Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

     (2) Registrant's form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment No.17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

     (3) Registrant's form of stock certificate for Smith Barney Mid Cap Blend Fund is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on January 28, 1999 (Post-Effective Amendment No. 22).

(d) (1) Investment Advisory Agreement between the Registrant and Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on December 1, 1993 (Post-Effective Amendment No. 3).

     (2) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund, Greenwich Street Advisors and Mutual Management Corp. is incorporated by reference to the N-14.

     (3) Form of Transfer of Investment Advisory Agreement for Smith Barney Limited Maturity Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Limited Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed on January 27, 1995 (Post-Effective Amendment No. 6).

     (4) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Travelers Investment Management Company ("TIMCO") dated

     December 11, 1997 is incorporated by reference to Post Effective Amendment No. 15 to the Registration Statement filed on December 12, 1997.

     (5) Form of Investment Management Agreement between the Registrant on behalf of Smith Barney Large Capitalization Growth Fund and Mutual Management Corp.("MMC") (f/k/a Smith Barney Mutual Funds Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on February 20,1998 (Post-Effective Amendment No. 17).

     (6) Form of Investment Management Agreement between Smith Barney Mid Cap Blend Fund and MMC is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on February
     20,1998(Post-Effective Amendment No. 17).

     (7) Form of Investment Management Agreement between Smith Barney Classic Values Fund and Smith Barney Fund Management LLC ("SBFM") is incorporated by reference to Post-Effective Amendment No. 46.

     (8) Subadvisory Agreement between SBFM and Olstein and Associates, L.P. ("Olstein") is incorporated by reference to Post-Effective Amendment No. 46.



(e) (1) Distribution Agreement between the Registrant and Smith Barney Shearson Inc. dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3.

     (2) Form of Distribution Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

     (3) Distribution Agreement between the Registrant and CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration Statement Filed on November 12, 1998.


     (4) Selling Group Agreement between CFBDS Inc. and Salomon Smith Barney Inc. ("SSB") is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on March 30, 1999 (Post-Effective Amendment No. 24).


     (5) Form of Third Party Feeder Agreement between the Registrant, CFBDS Inc. and Barclays Global Fund Advisors on behalf of the Smith Barney U.S. 5000 Index Fund and EAFE Index Fund is incorporated by reference to Post-Effective Amendment No. 29.


     (6) Form of Distribution Agreement with SSB is incorporated by reference to Post-Effective Amendment No.30.


     (7) Form of Distribution Agreement with PFS Distributors, Inc. ("PFS") is incorporated by reference to Post-Effective Amendment No. 30.


     (8) Form of Third Party Feeder Agreement between the Registrant, SSB and Master Investment Portfolio on behalf of the U.S. 5000 Index Fund and EAFE Index Fund is incorporated by reference to Post-Effective Amendment No. 30.



(f)  Not Applicable.

(g) (1) Form of Custody Agreement with PNC Bank, National Association, is incorporated by reference to Post-Effective Amendment No. 9.

     (2) Form of Custodian Agreement with Investors Bank & Trust Company is incorporated by reference to Post-Effective Amendment No. 29.

     (3) Form of Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated June 29, 2001, is incorporated by reference to Post-Effective Amendment No. 40.

(h) (1) Administration Agreement between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Advisers, Inc. (SBA) is incorporated by reference to the N-14.

     (2) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and SBA is incorporated by reference to Post-Effective Amendment No. 6.

     (3) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and MMC is incorporated by reference to Post Effective Amendment No. 15.

     (4) Transfer Agency Agreement with First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3.


     (5) Form of Sub-Transfer Agency Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 10.

     (6) Form of Administration Agreement between the Registrant on behalf of Smith Barney U.S. 5000 Index Fund ("U.S. 5000 Index Fund") and SSB Citi Fund Management LLC ("SSB Citi") is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1999 (Post-Effective Amendment No. 26).

     (7) Form of Administration Agreement between the Registrant on behalf of Smith Barney EAFE Index Fund ("EAFE Index Fund") and SSB Citi is incorporated by reference to Post-Effective Amendment No. 26.

     (8) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citi Fiduciary Trust Company f/k/a Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 30.

     (9) Sub-Transfer Agency Agreement dated October 1, 1999 between Citi Fiduciary Trust Company (f/k/a Smith Barney Private Trust Company) and First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 30.


(i) (1) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on December 6, 1991.

     (2) Legal Counsel's consent is incorporated by reference to Post-Effective Amendment No. 24.

(j)  Consent of Independent Auditor is filed herein.

(k)  Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(m) (1) Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

     (2) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

     (3) Form of Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index Fund is incorporated by reference to Post Effective Amendment No. 15.

     (4) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post Effective Amendment No. 17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

     (5) Form of Amended and Restated Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Funds is incorporated by reference to Post-Effective Amendment No. 22.

     (6) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. 5000 Index Fund and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

     (7) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the EAFE Index Fund and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

     (8) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of Registrant is incorporated by reference to Post-Effective Amendment No. 30.

     (9) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 41.

1130205.3

     (10) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity New York Municipals Fund and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 42.

     (11) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and SSB is incorporated by reference to Post-Effective Amendment No. 46.

     (12) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate New York Municipals Fund and SSB is incorporated by reference to Post-Effective Amendment No. 46.

     (13) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Classic Values Fund and SSB is incorporated by reference to Post-Effective Amendment No. 46.


(n)  Not Applicable.

(o) (1) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment No. 10.

     (2) Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 22.

     (3) Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 42.


     (4) Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 46.


(p) (1) Code of Ethics is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement filed on March 27, 2000
     (Post-Effective Amendment No. 27)

     (2) Code of Ethics of SSB is incorporated by reference to Post-Effective Amendment No. 46.

     (3) Code of Ethics of PFS is incorporated by reference to Post-Effective Amendment No. 46.

     (4) Code of Ethics of Olstein & Associates, L.P. is incorporated by reference to Post-Effective Amendment No. 46.

Item 24. Persons Controlled by or Under Common Control with Registrant

     Not Applicable.

Item 25. Indemnification
         ---------------

     The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 26(a). Business and Other Connections of Investment Adviser
            ----------------------------------------------------

     Investment Adviser - Smith Barney Fund Management LLC ("SBFM" was incorporated in March 1968 under the laws of the State of Delaware.

     On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1968.

     SBFM serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California Fund and Smith Barney Intermediate Maturity New York Fund. and Investment Manager for Smith Barney Large Capitalization Growth Fund and Smith Barney Mid Cap Core Fund (f/k/a Smith Barney Mid Cap Blend Fund).

     SBFM also serves as the administrator to the Smith Barney S&P 500 Index
Fund.

     The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).


     Investment Adviser - TIMCO. TIMCO serves as the investment adviser for Smith Barney S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Holdings, which in turn is a wholly owned subsidiary of Citigroup.

     TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers Act) since 1971 and has, through its predecessors, been in the investment counseling business since 1967.

     The list required by this Item 26 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by TIMCO pursuant to the Advisers Act (SEC File No.801-07212).


Subadviser - Olstein

     Olstein serves as the subadviser for the Smith Barney Classic Values Fund pursuant to a written subadvisory agreement. Olstein was incorporated on June 13, 1994 under the laws of the State of New York.
Olstein is a registered investment adviser under the Advisers Act since 1995.

     The list required by this Item 26 of the officers and directors of Olstein together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by Olstein pursuant to the Advisers Act (SEC File No. 801-49252.


Item 27. Principal Underwriters
         ----------------------

     a) Citigroup Global Markets Inc. (formerly known as Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust III, CitiFunds Premium Trust, CitiFunds Institutional Trust. Citigroup Global Markets Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.


     Citigroup Global Markets Inc. is also the distributor for the following funds: Salomon Funds Trust, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Real Estate Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Markets Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

     PFS Distributors, Inc. ("PFS Distributors"), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds Inc., Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.


     (b) The information required by this Item 27 with respect to each director, officer and partner of Citigroup Global Markets Inc. is incorporated by reference to Schedule A of Form BD filed by Citigroup Global Markets Inc. (f/k/a Salomon Smith Barney Inc.) pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

     The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

     (c) Not applicable.

Item 28. Location of Accounts and Records
         --------------------------------

         (1) Smith Barney Investment Trust
             125 Broad Street
             New York, New York 10004

         (2) With respect to the Registrant's Manager and Administrator:
             Smith Barney Fund Management LLC
             399 Park Avenue
             New York, New York 10022

          (3) (a) With respect to the Registrant's Investment Adviser:
                  Smith Barney S&P 500 Index Fund:
                  Travelers Investment Management Company
                  100 First Stamford Place
                  Stamford, CT 06902-6732

              (b) With respect to the Registrant's Subadviser:
                  Smith Barney Classic Values Fund
                  Olstein & Associates, L.P.
                  4 Manhattanville Road
                  Suite 102
                  Purchase, NY 10577


          (4) With respect to the Registrant's Custodian:
              State Street Bank and Trust Company
              225 Franklin Street
              Boston, Massachusetts 02110

          (5) With respect to the Registrant's Transfer Agent:
              Citicorp Trust Bank, fsb. (f/k/a Travelers Bank & Trust, fsb) 125 Broad Street
              New York, New York 10004

          (6) With respect to the Registrant's Sub-Transfer Agents:
              PFPC Global Fund Services
              P.O. Box 9699
              Providence, Rhode Island 02940-9699

              Primerica Shareholders Services
              P.O. Box 9699
              Providence, Rhode Island 02940



          (7) With respect to the Registrant's Distributors:
              Citigroup Global Markets Inc.
              388 Greenwich Street
              New York, New York 10013


              PFS Distributors, Inc.
              3120 Breckenridge Blvd.
              Duluth, GA 30099-0062


Item 29. Management Services
         --------------------

         Not applicable.

Item 30. Undertakings
         ------------

         Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") as amended, and the Investment Company Act of 1940, as amended, the Registrant (certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 24th day of April, 2003.


                          SMITH BARNEY INVESTMENT TRUST

                          /s/R. Jay Gerken
                          ------------------------
                          R. Jay Gerken,
                          Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated. Signature Title Date



Signature                                               Title                           Date
---------                                               -----                           ----
/s/R. Jay Gerken                                 Chairman of the Board, (Chief      April 24, 2003
------------------------------------             Executive Officer and President)
R. Jay Gerken

/s/Richard Peteka                                Treasurer, (Chief Financial        April 24, 2003
------------------------------------             Accounting Officer)
Richard Peteka

/s/Herbert Barg*                                 Trustee                            April 24, 2003
------------------------------------
Herbert Barg

/s/Dwight B. Crane*                              Trustee                            April 24, 2003
------------------------------------
Dwight B. Crane

/s/Burt N. Dorsett*                              Trustee                            April 24, 2003
------------------------------------
Burt N. Dorsett


/s/Elliot S. Jaffe*                              Trustee                            April 24, 2003
------------------------------------
Elliot S. Jaffe

/s/Stephen E. Kaufman*                           Trustee                            April 24, 2003
------------------------------------
Stephen E. Kaufman

/s/Joseph J. McCann*                             Trustee                            April 24, 2003
------------------------------------
Joseph J. McCann

/s/Cornelius C. Rose, Jr. *                      Trustee                            April 24, 2003
------------------------------------
Cornelius C. Rose, Jr.



---------------------------------------------------------------------
* Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 27, 2002.

/s/ R. Jay Gerken
-----------------
R. Jay Gerken

EXHIBIT INDEX


Exhibit No.                                  Exhibit



     (j)     Consent of Independent Auditor